INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total intangible assets
Beginning of period	$ 12,281	$ 8,926
End of period	12,251	12,281
Goodwill
Goodwill at beginning of period	4,024
Goodwill at end of period	4,031	4,024
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	16,305	12,899
Intangible assets and goodwill at end of period	16,282	16,305
Gross Carrying Amount, Before Adjustment
Total intangible assets
Beginning of period	14,343	10,980
Accumulated impairment losses	(118)	(118)
End of period		14,343
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	18,588	15,174
Accumulated impairment losses	(339)	(339)
Intangible assets and goodwill at end of period		18,588
Gross carrying amount
Total intangible assets
Beginning of period	14,225	10,862
Additions	52	3,443
Disposals and other	68	80
End of period	14,209	14,225
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	18,249	14,835
Additions	59	3,494
Disposals and other	68	80
Intangible assets and goodwill at end of period	18,240	18,249
Accumulated amortization
Total intangible assets
Beginning of period	(1,944)	(1,936)
Accumulated impairment losses	82	85
Disposals and other	(68)	(77)
End of period	(1,958)	(1,944)
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(1,944)	(1,936)
Accumulated impairment losses	82	85
Disposals and other	68	(77)
Intangible assets and goodwill at end of period	(1,958)	(1,944)
Customer relationships
Finite-life
Beginning of period	63	34
End of period	47	63
Customer relationships | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	1,669	1,623
Accumulated impairment losses	0	0
End of period		1,669
Customer relationships | Gross carrying amount
Finite-life
Beginning of period	1,669	1,623
Additions	5	46
Disposals and other	0	0
End of period	1,674	1,669
Customer relationships | Accumulated amortization
Finite-life
Beginning of period	1,606	1,589
Accumulated impairment losses	21	17
Disposals and other	0	0
End of period	1,627	1,606
Acquired program rights
Finite-life
Beginning of period	137	151
End of period	123	137
Acquired program rights | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	210	233
Accumulated impairment losses	(5)	(5)
End of period		210
Acquired program rights | Gross carrying amount
Finite-life
Beginning of period	205	228
Additions	47	54
Disposals and other	68	77
End of period	184	205
Acquired program rights | Accumulated amortization
Finite-life
Beginning of period	68	77
Accumulated impairment losses	61	68
Disposals and other	(68)	(77)
End of period	61	68
Goodwill
Goodwill
Goodwill at beginning of period	4,024	3,973
Goodwill at end of period	4,031	4,024
Goodwill | Gross Carrying Amount, Before Adjustment
Goodwill
Goodwill at beginning of period	4,245	4,194
Amortization Of Goodwill	221	221
Goodwill at end of period		4,245
Goodwill | Gross carrying amount
Goodwill
Goodwill at beginning of period	4,024	3,973
Additions	7	51
Disposals and other	0	0
Goodwill at end of period	4,031	4,024
Goodwill | Accumulated amortization
Goodwill
Goodwill at beginning of period	0	0
Amortization Of Goodwill	0	0
Disposals and other	0	0
Goodwill at end of period	0	0
Spectrum licences
Indefinite-life
Beginning of period	11,714	8,371
Period end	11,714	11,714
Total intangible assets
Additions	3,300
Spectrum licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	11,714	8,371
Accumulated impairment losses	0	0
Period end		11,714
Spectrum licences | Gross carrying amount
Indefinite-life
Beginning of period	11,714	8,371
Additions	0	3,343
Disposals and other	0	0
Period end	11,714	11,714
Spectrum licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Accumulated impairment losses	0	0
Period end	0	0
Total intangible assets
Disposals and other	0	0
Broadcast licences
Indefinite-life
Beginning of period	231	234
Period end	231	231
Broadcast licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	330	333
Accumulated impairment losses	99	99
Period end		330
Broadcast licences | Gross carrying amount
Indefinite-life
Beginning of period	231	234
Additions	0	0
Disposals and other	0	3
Period end	231	231
Broadcast licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Accumulated impairment losses	0	0
Period end	0	0
Total intangible assets
Disposals and other	0	0
Brand names
Indefinite-life
Beginning of period	136	136
Period end	136	136
Brand names | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	420	420
Accumulated impairment losses	14	14
Period end		420
Brand names | Gross carrying amount
Indefinite-life
Beginning of period	406	406
Additions	0	0
Disposals and other	0	0
Period end	406	406
Brand names | Accumulated amortization
Indefinite-life
Beginning of period	270	270
Accumulated impairment losses	0	0
Period end	270	270
Total intangible assets
Disposals and other	$ 0	$ 0